Tangible Fixed Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Tangible fixed assets
Balance, at the beginning of the period	$ 1,888,583
Balance, at the end of the period	1,714,062
Cost
Tangible fixed assets
Balance, at the beginning of the period	2,685,184
Additions	2,579
Transfer under Vessels held for sale	(324,034)
Balance, at the end of the period	2,363,729
Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the period	(796,601)
Depreciation	(35,638)
Transfer under Vessels held for sale	182,572
Balance, at the end of the period	(649,667)
Vessels
Tangible fixed assets
Balance, at the beginning of the period	1,884,494
Balance, at the end of the period	1,708,010
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the period	2,681,095
Additions	616
Transfer under Vessels held for sale	(324,034)
Balance, at the end of the period	2,357,677
Vessels | Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the period	(796,601)
Depreciation	(35,638)
Transfer under Vessels held for sale	182,572
Balance, at the end of the period	(649,667)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the period	4,089
Balance, at the end of the period	6,052
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the period	4,089
Additions	1,963
Balance, at the end of the period	$ 6,052